ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 24.8%
	ALTERNATIVE DIVERSIFIERS — 24.8%
2,317,520	GMO Equity Dislocation Investment Fund - Class A1	$60,788,553
608,060	Lazard Rathmore Alternative Fund - Class E* [1]	75,705,690
1,009,184	Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares* 1 2 3	131,046,815
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $216,069,854)	267,541,058
	OPEN-END MUTUAL FUNDS — 49.4%
	ALTERNATIVE DIVERSIFIERS — 8.1%
1,887,126	BlackRock Event Driven Equity Fund - Institutional Shares	20,135,630
5,361,618	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	67,502,770
		87,638,400
	CORE DIVERSIFIERS — 14.9%
2,744,426	AQR Diversifying Strategies Fund - Class R6	40,013,727
1,618,576	JPMorgan Global Allocation Fund - Class R6	35,349,703
6,293,509	Victory Pioneer Multi-Asset Income Fund - Class R6	86,032,274
		161,395,704
	CORE/ALTERNATIVE DIVERSIFIER — 26.4%
8,575,827	GMO Benchmark-Free Allocation Fund - Class IV3 4	284,460,179
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $442,607,597)	533,494,283
	EXCHANGE-TRADED FUNDS — 14.6%
	ALTERNATIVE DIVERSIFIER — 7.4%
1,055,046	iShares Gold Trust*	79,666,524
	CORE DIVERSIFIERS — 7.2%
500,748	iShares Core 60/40 Balanced Allocation ETF	34,801,986
1,477,857	State Street Bridgewater All Weather ETF	43,256,874
		78,058,860
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $113,575,647)	157,725,384
	PRIVATE FUNDS[5] — 10.5%
	ALTERNATIVE DIVERSIFIERS — 10.5%
	Elliott Associates, LP - Class C Shares* [6]	46,473,252
25,111	Millennium International, Ltd. - Class GG* [7]	66,428,721
	TOTAL PRIVATE FUNDS
	(Cost $62,626,864)	112,901,973
	SHORT-TERM INVESTMENT — 2.0%
21,838,722	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[8]	21,840,906
	TOTAL SHORT-TERM INVESTMENT
	(Cost $21,840,906)	21,840,906

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 101.3%
	(Cost $856,720,868)	1,093,503,604
	Liabilities in excess of other assets — (1.3)%	(14,561,922)
	TOTAL NET ASSETS — 100.0%	$1,078,941,682

*	Non-income producing security.

[1]	Domiciled in Ireland.
[2]	The investment was acquired on 10/2/2024. The cost is $107,820,295.
[3]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2026, the aggregate fair value of these investments is $112,901,973 or 10.5% of the Fund's net assets.
[6]	The investment was acquired on 1/2/2020. The cost is $33,371,304.
[7]	The investment was acquired on 1/1/2020. The cost is $29,255,560 or $1,165 per share. Domiciled in Cayman Islands.
[8]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 26.1%
	AUSTRIA — 0.2%
18,478	Erste Group Bank A.G.	$2,473,058

	BELGIUM — 0.3%
18,137	KBC Group N.V.	2,477,182
6,304	UCB S.A.	1,887,236
		4,364,418
	BERMUDA — 0.2%
22,665	Viking Holdings Ltd.* [1]	2,372,346

	BRAZIL — 0.2%
487,276	Cia de Saneamento Basico do Estado de Sao Paulo	2,797,757

	CANADA — 0.1%
652	Constellation Software, Inc.	1,227,456

	CHINA — 0.1%
232,731	Weichai Power Co., Ltd.	1,020,894

	DENMARK — 0.2%
10,663	DSV A/S	2,537,297

	FRANCE — 0.9%
30,039	Accor SA	1,742,410
59,852	Dassault Systemes S.E.	1,220,817
3,800	LVMH Moet Hennessy Louis Vuitton S.E.	2,101,629
18,374	Safran S.A.	7,240,846
		12,305,702
	GERMANY — 0.2%
6,240	Knorr-Bremse A.G.	726,085
18,516	SAP S.E.	2,854,208
		3,580,293
	HONG KONG — 0.2%
170,670	AIA Group Ltd.	1,562,524
106,000	Sun Hung Kai Properties Ltd.	1,525,693
		3,088,217
	HUNGARY — 0.1%
13,261	OTP Bank Nyrt	1,958,730

	IRELAND — 0.3%
15,869	Accenture PLC - Class A	1,974,738

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
35,674	Experian PLC	$1,202,343
1,276	Seagate Technology Holdings PLC	1,231,340
		4,408,421
	ISRAEL — 0.1%
41,661	Bank Leumi Le-Israel BM	932,315

	ITALY — 0.2%
34,045	UniCredit S.p.A.	3,051,071

	JAPAN — 0.8%
33,100	Hitachi Ltd.	916,079
5,550	Keyence Corp.	2,805,455
65,863	Mizuho Financial Group, Inc.	3,163,322
49,200	Shin-Etsu Chemical Co., Ltd.	2,144,603
31,200	Shionogi & Co., Ltd.	533,099
2,852	Tokyo Electron Ltd.	1,382,804
		10,945,362
	NETHERLANDS — 0.4%
3,503	Argenx S.E. - ADR*	3,249,978
1,602	ASML Holding N.V.	3,172,242
1,504	Havas N.V.	29,362
		6,451,582
	SINGAPORE — 0.3%
21,419	Flex Ltd.*	3,471,378
134,645	Singapore Telecommunications Ltd.	459,680
		3,931,058
	SOUTH KOREA — 0.5%
2,519	Hanwha Aerospace Co., Ltd.	1,630,249
2,896	SK Hynix, Inc.	5,110,231
		6,740,480
	SPAIN — 0.1%
20,826	Amadeus IT Group S.A.	1,218,347

	SWEDEN — 0.2%
18,873	Sandvik A.B.	779,363
3,823	Spotify Technology S.A.*	1,755,254
		2,534,617

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 0.2%
2,595	Galderma Group A.G.*	$590,226
321,961	Glencore PLC*	2,195,268
		2,785,494
	TAIWAN — 1.4%
2,041	Aspeed Technology, Inc.	1,076,951
39,171	Delta Electronics, Inc.	2,460,087
203,442	Taiwan Semiconductor Manufacturing Co., Ltd.	16,049,597
		19,586,635
	UNITED KINGDOM — 1.8%
53,110	Anglo American PLC	2,605,177
61,132	British American Tobacco PLC	3,783,030
103,617	Compass Group PLC	3,347,797
79,580	Diageo PLC	1,602,749
68,526	GSK PLC	1,799,006
412,803	Haleon PLC	1,902,257
16,454	London Stock Exchange Group PLC	1,778,934
9,805	Next PLC	1,891,805
119,726	Prudential PLC	1,590,203
146,906	Rolls-Royce Holdings PLC	2,816,135
48,120	Unilever PLC	2,890,454
		26,007,547
	UNITED STATES — 17.1%
37,289	Abbott Laboratories	3,383,604
3,886	Advanced Micro Devices, Inc.*	2,257,416
26,297	Alphabet, Inc. - Class A	9,397,759
25,284	Alphabet, Inc. - Class C	8,933,596
43,617	Amazon.com, Inc.*	10,395,676
4,490	Analog Devices, Inc.	1,783,293
45,071	Apple, Inc.	13,041,745
1,822	Axon Enterprise, Inc.*	1,021,431
1,334	Blackrock, Inc.	1,282,721
24,920	Broadcom, Inc.	9,413,530
13,663	C.H. Robinson Worldwide, Inc.[1]	2,573,289
10,196	Cardinal Health, Inc.	2,422,162
10,517	Cigna Group	2,899,327
34,754	Coca-Cola Co.	2,824,458
17,148	Constellation Brands, Inc. - Class A	2,385,115
9,836	Corning, Inc.	2,512,409
24,370	CVS Health Corp.	2,521,076
4,233	Dell Technologies, Inc. - Class C	1,826,370

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
14,498	Elevance Health, Inc.	$5,606,811
6,376	Eli Lilly & Co.	7,647,566
2,345	Equinix, Inc. - REIT	2,444,405
5,273	Hilton Worldwide Holdings, Inc.	1,742,516
25,089	Interactive Brokers Group, Inc. - Class A	2,183,747
5,301	Intuitive Surgical, Inc.*	2,108,102
5,439	Jabil, Inc.	2,096,626
30,254	Johnson & Johnson	7,683,608
15,510	KLA Corp.	4,679,522
23,528	Lam Research Corp.	10,195,388
14,503	Mastercard, Inc. - Class A	7,448,741
51,784	Merck & Co., Inc.	6,654,244
12,594	Meta Platforms, Inc. - Class A	7,094,074
12,605	Microchip Technology, Inc.	1,149,576
40,850	Microsoft Corp.	15,237,867
17,044	Monster Beverage Corp.*	1,638,269
45,192	Netflix, Inc.*	3,226,709
1,543	Northrop Grumman Corp.	785,865
61,502	NVIDIA Corp.	12,305,935
1,936	Parker-Hannifin Corp.	1,893,640
16,753	Philip Morris International, Inc.	3,030,785
8,091	Quest Diagnostics, Inc.	1,714,887
8,408	Ross Stores, Inc.	1,789,643
4,564	S&P Global, Inc.	1,858,735
21,881	Salesforce, Inc.	3,427,877
9,050	Simon Property Group, Inc. - REIT	2,024,032
3,938	Synopsys, Inc.*	1,756,624
9,191	Targa Resources Corp.	2,464,475
19,912	Texas Instruments, Inc.	5,935,170
12,072	Thermo Fisher Scientific, Inc.	6,052,418
15,922	TJX Cos., Inc.	2,412,183
12,496	Tradeweb Markets, Inc. - Class A	1,245,351
61,737	U.S. Bancorp	3,728,915
29,167	U.S. Foods Holding Corp.* [1]	2,982,326
32,323	Uber Technologies, Inc.*	2,332,428
1,031	United Therapeutics Corp.*	558,627
12,197	UnitedHealth Group, Inc.	5,069,439

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
14,407	Visa, Inc. - Class A	$4,942,898
16,444	Welltower, Inc. - REIT	3,732,295
		241,757,296
	TOTAL COMMON STOCKS
	(Cost $263,550,620)	368,076,393

	EXCHANGE-TRADED FUNDS — 12.4%
215,172	iShares MSCI ACWI ETF[1]	33,775,549
333,716	iShares MSCI Global Min Vol Factor ETF[1]	40,122,675
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[1]	101,585,204
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $115,288,412)	175,483,428

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.3%
2,324,930	GMO Equity Dislocation Investment Fund - Class A2	60,982,919
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $48,416,953)	60,982,919

	OPEN-END MUTUAL FUNDS — 44.0%
2,896,300	AQR Large Cap Defensive Style Fund - Class R6	54,131,858
2,328,476	Baillie Gifford Emerging Markets Equities Fund - Class K	79,936,587
13,148,277	GMO Quality Fund - Class VI3 4	486,880,683
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $398,751,924)	620,949,128

	PRIVATE FUNDS[5] — 9.9%
	RIEF Strategic Partners Fund LLC - Series SB* [6]	90,948,388
	Viking Global Equities LP - Class H Interests* [7]	48,156,608
	TOTAL PRIVATE FUNDS
	(Cost $96,994,259)	139,104,996

	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 3.2%
	Collateral Investments	45,186,472

	MONEY MARKET FUNDS — 3.2%
44,952,657	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[8]	44,957,152
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $90,142,580)	90,143,624

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 103.1%
	(Cost $1,013,144,748)	1,454,740,488
	Liabilities in excess of other assets — (3.1)%	(43,938,518)
	TOTAL NET ASSETS — 100.0%	$1,410,801,970

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $96,479,013.
[2]	Domiciled in Ireland.
[3]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[4]	The Fund primarily invests in global equities.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2026, the aggregate fair value of these investments is $139,104,996 or 9.9% of the Fund's net assets.
[6]	The investment was acquired on 7/2/2018. The cost is $56,925,449.
[7]	The investment was acquired on 12/1/2023. The cost is $40,068,810.
[8]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 80.8%
	ALABAMA — 3.1%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 07/27/2026	$1,716,009
500,000	Baldwin County Industrial Development Authority, 4.30%, 03/1/2056, Call 12/1/20321 2 3	500,790
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	379,137
	Black Belt Energy Gas District
2,000,000	5.00%, 07/1/2033, Call 04/1/2033	2,096,093
2,000,000	5.00%, 10/1/2035, Call 07/1/2035	2,018,692
1,000,000	5.00%, 12/1/2035, Call 09/1/2035	1,058,726
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,044,843
500,000	3.02% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[4]	498,745
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,049,883
500,000	3.32% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[4]	497,033
500,000	5.00%, 12/1/2055, Call 02/1/2035[1]	532,922
1,500,000	5.25%, 05/1/2056, Call 02/1/2032[1]	1,531,750
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,081,126
	Energy Southeast A Cooperative District
250,000	5.00%, 11/1/2033, Call 08/1/2033	266,584
1,000,000	5.25%, 07/1/2054, Call 03/1/2032[1]	1,077,342
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,060,719
875,000	5.00%, 11/15/2037, Call 11/15/2032	924,722
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,036,243
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,113,689
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,497,571
	Mobile County Industrial Development Authority
1,500,000	5.00%, 06/1/2054, Call 06/20/2034[2]	1,508,744
2,000,000	4.75%, 12/1/2054, Call 12/1/2034[2]	1,940,349
3,000,000	Southeast Alabama Gas Supply District, 5.00%, 08/1/2054, Call 01/1/2032[1]	3,196,077
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	791,156
1,000,000	5.00%, 10/1/2030, Call 07/1/2030	1,068,593
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,566,368
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,574,619
885,000	5.00%, 05/1/2055, Call 11/1/2030[1]	943,013

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALABAMA (Continued)
$1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	$1,062,127
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,021,409
		39,655,074
	ALASKA — 0.2%
2,000,000	Alaska Industrial Development & Export Authority, 4.00%, 10/1/2037, Call 10/1/2029	2,000,261

	ARIZONA — 1.2%
	Arizona Industrial Development Authority
210,000	4.00%, 03/1/2027[3]	209,522
600,000	4.00%, 07/1/2041, Call 08/6/2026	548,537
1,000,000	4.00%, 07/1/2061, Call 08/6/2026	782,859
	Arizona Industrial Development Authority, BAM
2,050,000	5.25%, 07/1/2056, Call 07/1/2036	2,151,672
1,000,000	5.00%, 07/1/2065, Call 07/1/2036	1,013,760
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20273 5	213,315
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 2	1,651,019
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	1,000,061
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 08/6/2026[3]	696,041
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	646,628
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 08/6/2026[3]	339,974
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	1,000,580
	Maricopa County Industrial Development Authority
1,000,000	5.00%, 01/1/2038	1,124,456
120,000	5.00%, 07/1/2039, Call 07/1/2029[3]	121,577
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	443,143
625,000	0.88%, 06/1/2043[1]	621,472
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,116,994
525,000	Sierra Vista Industrial Development Authority, 6.25%, 06/15/2045, Call 06/15/2033	546,266
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 08/6/2026	785,752
		16,013,628

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARKANSAS — 0.1%
$500,000	Arkansas Development Finance Authority, 5.45%, 09/1/2052, Call 08/6/2026[2]	$511,730
1,255,000	West Memphis School District No. 4, SAW, 2.75%, 02/1/2039, Call 08/6/2026	1,093,561
		1,605,291
	CALIFORNIA — 6.8%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,216,295
1,000,000	Bay Area Toll Authority, 3.92% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[4]	1,001,206
500,000	Burbank-Glendale-Pasadena Airport Authority Brick Campaign, AG, 4.63%, 07/1/2051, Call 07/1/2036[2]	503,348
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	988,289
	California Community Choice Financing Authority
1,000,000	5.00%, 11/1/2033, Call 08/1/2033	1,085,072
1,305,000	5.00%, 06/1/2036, Call 03/1/2036	1,416,194
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	506,132
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,219,897
750,000	4.07% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[4]	761,228
1,000,000	4.39% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[4]	1,022,288
875,000	5.25%, 01/1/2054, Call 10/1/2030[1]	926,956
750,000	5.00%, 08/1/2055, Call 07/1/2032[1]	783,763
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[3]	784,569
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	86,411
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	155,311
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,679,341
1,300,000	2.35%, 02/1/2045, Call 07/6/2026[1]	1,300,000
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,047,006
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 08/6/2026	905,252
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,006,255
50,000	5.00%, 10/1/2039, Call 10/1/2027[3]	50,101
997,446	4.05%, 07/20/2041	989,678
850,000	5.00%, 06/1/2046, Call 08/6/2026	850,060
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	945,922
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20272 3	1,001,793
1,000,000	California Public Finance Authority, 5.00%, 10/15/2047, Call 10/15/2026	1,000,220

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California School Finance Authority
$650,000	5.00%, 08/1/2036, Call 08/6/2026[3]	$650,150
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[3]	1,176,115
900,000	5.00%, 08/1/2041, Call 08/6/2026[3]	900,153
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 07/27/2026	1,500,710
200,000	6.13%, 09/2/2048, Call 09/2/2033[3]	209,062
1,000,000	5.50%, 12/1/2054, Call 07/27/2026	1,000,379
1,000,000	5.25%, 12/1/2056, Call 08/6/2026[3]	1,000,241
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[3]	1,011,808
	Central Valley Energy Authority
500,000	5.00%, 08/1/2034, Call 05/1/2034	536,297
2,125,000	5.00%, 12/1/2055, Call 05/1/2035[1]	2,277,434
	City of Lathrop
490,000	5.00%, 09/2/2040, Call 09/2/2026	490,437
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,006,235
	City of Los Angeles Department of Airports
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[2]	1,012,804
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[2]	1,016,544
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[2]	780,710
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[2]	1,839,645
1,000,000	5.50%, 05/15/2055, Call 05/15/2035[2]	1,075,227
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 08/6/2026	655,860
	CSCDA Community Improvement Authority
1,500,000	5.00%, 01/1/2054, Call 01/1/2031[3]	1,350,138
1,500,000	4.00%, 10/1/2056, Call 10/1/2031[3]	1,195,208
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,494,459
3,000,000	Golden State Tobacco Securitization Corp., 0.00%, 06/1/2066, Call 12/1/2031	310,945
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 08/6/2026	1,000,810
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 07/22/2026	1,017,202
	Los Angeles Department of Water & Power
1,000,000	5.00%, 07/1/2031, Call 07/1/2028	1,039,514
830,000	5.00%, 07/1/2032, Call 07/1/2029	876,423
925,000	5.00%, 07/1/2033, Call 07/1/2028	959,000
	Los Angeles Department of Water & Power Water System Revenue
1,000,000	5.00%, 07/1/2043, Call 07/1/2035	1,087,969
1,250,000	5.00%, 07/1/2045, Call 07/1/2035	1,339,373
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	362,028
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,961,781
715,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	743,944

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	$1,004,448
415,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 08/6/2026	415,272
1,000,000	Riverside County Transportation Commission, 3.00%, 06/1/2049, Call 06/1/2031	809,119
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	752,409
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,529,398
1,470,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,551,032
	San Diego County Regional Airport Authority
680,000	5.25%, 07/1/2043, Call 07/1/2035[2]	752,110
1,430,000	5.00%, 07/1/2048, Call 07/1/2033[2]	1,471,001
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,083,614
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	677,788
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	1,036,390
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[2]	1,532,781
2,500,000	5.50%, 05/1/2055, Call 05/1/2035[2]	2,687,370
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	368,904
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,668,649
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	380,924
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	422,468
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 08/6/2026	1,000,392
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	590,939
1,390,000	5.00%, 11/1/2033	1,487,026
500,000	5.00%, 11/1/2033, Call 08/1/2033	533,778
2,000,000	5.00%, 04/1/2055, Call 06/1/2030[1]	2,100,163
950,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	862,125
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	250,053
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	102,781
475,000	Yosemite Community College District, 0.00%, 08/1/2042	455,127
		87,637,253
	COLORADO — 4.9%
	Aerotropolis Regional Transportation Authority
970,000	5.00%, 12/1/2051, Call 08/6/2026	922,255

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,500,000	5.75%, 12/1/2054, Call 12/1/2029[3]	$1,526,750
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 08/6/2026	412,575
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,559,394
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	582,535
2,105,000	5.00%, 12/1/2046, Call 12/1/2026	2,106,279
1,000,000	Centerra South Metropolitan District No. 1, 6.25%, 12/1/2055, Call 06/1/2031[3]	1,020,679
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[2]	1,102,372
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[2]	1,114,226
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[2]	1,030,664
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[2]	2,011,315
750,000	Colorado Bridge & Tunnel Enterprise, AG, 5.50%, 12/1/2054, Call 12/1/2034	814,550
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 08/6/2026[3]	500,428
335,000	4.75%, 04/1/2030, Call 08/6/2026	335,324
460,000	5.00%, 10/1/2039, Call 10/1/2027[3]	461,757
500,000	4.00%, 07/1/2041, Call 07/1/2031[3]	427,302
2,550,000	5.25%, 03/1/2056, Call 03/1/2036	2,675,101
1,425,000	6.88%, 02/1/2059, Call 02/1/2035[3]	1,517,928
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 08/6/2026	95,239
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,042,160
500,000	Colorado Educational & Cultural Facilities Authority, ST HGR ED INTERCEPT PROG, 4.38%, 06/1/2036, Call 06/1/2030[3]	493,904
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 08/6/2026	500,679
500,000	5.00%, 06/1/2036, Call 06/1/2027	510,869
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	992,802
500,000	8.00%, 08/1/2043, Call 08/6/2026[5]	310,135
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,949,600
2,000,000	5.00%, 05/15/2045, Call 08/6/2026	2,001,240
750,000	4.00%, 11/15/2048, Call 05/15/2028	674,292
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,798,194
2,800,000	5.25%, 12/1/2050, Call 12/1/2035	2,936,746
500,000	5.25%, 11/1/2052, Call 11/1/2032	519,266
1,000,000	5.50%, 12/1/2055, Call 12/1/2035	1,057,626
1,000,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2051, Call 07/27/2026	999,977

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$640,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	$634,000
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 07/27/2026	502,362
1,000,000	County of Routt Co., 5.50%, 06/1/2051, Call 06/1/2036[2]	1,066,797
1,965,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2033, Call 06/1/2029	1,190,059
1,250,000	Denver City & County Housing Authority, 5.00%, 12/1/2045, Call 12/1/2035	1,295,135
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	502,737
	Denver Health & Hospital Authority
1,470,000	5.00%, 12/1/2039, Call 08/6/2026	1,472,537
335,000	5.13%, 12/1/2050, Call 12/1/2034	337,548
2,145,000	E-470 Public Highway Authority, 0.00%, 09/1/2037, Call 09/1/2036	1,414,687
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	572,771
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	427,184
780,000	Grand River Hospital District, AG, 6.00%, 12/1/2044, Call 12/1/2035	906,961
1,000,000	Green Valley Ranch East Metropolitan District No. 6, 5.88%, 12/1/2050, Call 07/27/2026	1,017,090
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[3]	515,613
500,000	Jefferson Center Metropolitan District No. 2, 5.75%, 12/1/2046, Call 06/1/2031[3]	507,034
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,812,455
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 08/6/2026	770,626
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 08/6/2026[5]	895,184
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	428,582
1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	980,565
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,020,484
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,727,209
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	127,959
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 08/6/2026	964,441
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	576,269
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,069,655
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,019,422
		62,759,529
	CONNECTICUT — 0.3%
1,500,000	Connecticut State Health & Educational Facilities Authority, 4.00%, 07/1/2042, Call 07/1/2032	1,455,952

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[3]	$1,007,649
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,520,649
		3,984,250
	DELAWARE — 0.3%
1,435,000	Delaware State Economic Development Authority, 4.00%, 10/1/2040[1]	1,452,413
915,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,001,072
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 07/27/2026	1,500,139
		3,953,624
	DISTRICT OF COLUMBIA — 1.1%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,076,661
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 08/6/2026	1,121,258
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,519,958
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	1,842,199
	Metropolitan Washington Airports Authority Aviation Revenue
1,000,000	4.00%, 10/1/2035, Call 10/1/2026[2]	1,000,220
500,000	5.00%, 10/1/2046, Call 10/1/2031[2]	514,339
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[2]	1,213,879
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[2]	1,682,302
2,130,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.00%, 10/1/2049, Call 10/1/2029	1,917,476
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	510,568
875,000	4.00%, 10/1/2036, Call 10/1/2030	889,022
1,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2054, Call 07/15/2034	1,036,716
		14,324,598
	FLORIDA — 5.9%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 08/6/2026	1,336,221
1,120,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 08/6/2026	1,120,332
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	91,398
	Capital Trust Agency, Inc.
100,000	4.38%, 06/15/2027[3]	99,987
350,000	5.35%, 07/1/2029, Call 08/6/2026	350,466
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 08/6/2026	94,996

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 08/6/2026	$500,486
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	545,425
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	446,103
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	461,328
1,000,000	City of Pensacola Airport Revenue, 5.50%, 10/1/2050, Call 10/1/2035[2]	1,063,816
1,000,000	City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065, Call 05/15/2030[1]	1,079,982
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 08/6/2026	1,000,692
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,013,640
500,000	County of Bay, 5.00%, 09/1/2043, Call 08/6/2026	500,103
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[2]	2,086,849
	County of Broward Airport System Revenue
1,185,000	5.00%, 10/1/2035, Call 10/1/2029[2]	1,242,355
1,000,000	5.00%, 10/1/2036, Call 08/6/2026[2]	1,002,082
1,035,000	County of Broward Convention Center Hotel Revenue, 5.00%, 01/1/2047, Call 01/1/2032	1,080,891
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	923,047
1,500,000	County of Lee Airport Revenue, 5.50%, 10/1/2051, Call 10/1/2036[2]	1,606,575
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[2]	1,040,553
	County of Miami-Dade
4,020,000	5.00%, 07/1/2038, Call 08/6/2026	4,046,549
650,000	4.00%, 07/1/2042, Call 07/1/2028	648,095
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[2]	3,297,018
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	503,682
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,833,295
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,380,056
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	935,595
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[3]	176,432
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	409,127
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	1,003,814
	Florida Development Finance Corp.
970,000	14.00%, 07/15/2032, Call 07/17/20261 2 3	271,600
645,000	6.25%, 07/1/2034, Call 08/6/2026	645,852
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[2]	735,000
180,000	5.25%, 06/1/2054, Call 06/1/2034[3]	179,975

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,750,000	4.38%, 10/1/2054, Call 07/3/20311 2 3	$1,776,751
2,040,000	10.00%, 07/1/2057, Call 08/6/20261 2 3	1,326,000
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[2]	3,116,626
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[3]	499,854
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 08/6/2026	1,001,824
475,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 08/6/2026	475,255
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 08/6/2026[2]	1,000,235
1,000,000	5.50%, 11/1/2037, Call 11/1/2033[2]	1,074,703
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,673,808
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[2]	1,790,614
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,044,020
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,056,500
325,000	Lake Ashton Community Development District, 5.00%, 05/1/2037, Call 08/6/2026	325,187
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[3]	1,247,747
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[3]	835,370
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,051,670
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	516,474
100,000	5.75%, 06/15/2042, Call 08/6/2026[3]	100,023
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,045,260
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,007,766
2,000,000	Lee County School Board, 5.25%, 08/1/2050, Call 08/1/2035	2,136,513
685,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 08/6/2026	685,636
325,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 08/6/2026	325,201
1,500,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2040, Call 05/15/2036	1,660,196
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	740,373
	Miami-Dade County Industrial Development Authority
525,000	5.00%, 09/15/2034, Call 08/6/2026	525,299
330,000	5.25%, 09/15/2044, Call 08/6/2026	329,992
1,000,000	5.38%, 07/1/20651 3	1,047,274
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	691,488

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[3]	$905,502
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,550,398
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 08/6/2026	100,012
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,018,062
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	137,056
360,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 08/6/2026	360,277
250,000	Wildblue Community Development District, 5.35%, 05/1/2046, Call 11/1/2036	254,109
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,066,401
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	810,535
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,041,510
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	811,483
		76,916,421
	GEORGIA — 2.8%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[3]	257,468
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,104,676
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	979,088
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,012,635
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	449,251
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	981,825
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	506,047
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[3]	492,237
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	855,999
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	780,194
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	1,004,530
90,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	90,678
	Main Street Energy, Inc.
1,000,000	5.00%, 10/1/2033, Call 08/15/2033	1,065,569
1,000,000	5.00%, 09/1/2036, Call 06/1/2036	1,051,516

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Main Street Natural Gas, Inc.
$1,470,000	5.00%, 05/15/2034, Call 05/15/2029	$1,516,848
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,017,459
1,000,000	5.00%, 05/15/2049	1,040,506
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,367,487
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 3	1,506,173
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,043,661
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,052,535
1,320,000	5.00%, 09/1/2053, Call 06/1/2030[1]	1,404,570
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,135,659
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,115,483
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,069,485
250,000	5.00%, 12/1/2055, Call 09/1/2035[1]	265,990
4,000,000	Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	4,031,226
	Municipal Electric Authority of Georgia
200,000	5.00%, 01/1/2056, Call 01/1/2030	201,692
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,003,678
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,378,860
	Savannah Georgia Convention Center Authority
250,000	5.25%, 06/1/2061, Call 06/1/2035	251,848
1,000,000	6.25%, 06/1/2061, Call 06/1/2035[3]	1,027,778
1,000,000	Savannah Georgia Convention Center Authority, AG, 5.00%, 06/1/2058, Call 06/1/2035	1,024,909
		36,087,560
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	244,422

	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
1,000,000	5.00%, 07/1/2048, Call 07/1/2028[2]	1,006,277
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[2]	1,050,399
		2,056,676
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 08/6/2026	300,160
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[3]	376,773
415,000	6.00%, 07/1/2049, Call 07/1/2028[3]	418,564

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
$565,000	6.00%, 07/1/2054, Call 07/1/2028[3]	$568,146
1,000,000	Spring Valley Community Infrastructure District No. 1, 6.25%, 09/1/2054, Call 09/1/2030[3]	1,041,233
		2,704,876
	ILLINOIS — 8.5%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,010,549
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	996,962
1,000,000	5.00%, 12/1/2046, Call 08/6/2026	948,784
2,500,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,631,115
1,615,000	Chicago Midway International Airport, 5.00%, 01/1/2046, Call 01/1/2035	1,709,974
	Chicago O'Hare International Airport
40,000	3.88%, 01/1/2032, Call 08/6/2026	40,010
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	513,873
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	981,957
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[2]	1,005,883
1,485,000	5.50%, 01/1/2048, Call 01/1/2035[2]	1,590,270
685,000	5.50%, 01/1/2055, Call 01/1/2032[2]	709,509
1,500,000	5.50%, 01/1/2059, Call 01/1/2034[2]	1,567,891
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[2]	1,034,161
3,250,000	Chicago O'Hare International Airport, BAM, 5.00%, 01/1/2060, Call 01/1/2033[2]	3,267,021
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,507,772
	Chicago Transit Authority Sales Tax Receipts Fund
900,000	5.00%, 12/1/2049, Call 12/1/2034	936,078
2,265,000	5.25%, 12/1/2051, Call 12/1/2035	2,389,439
1,500,000	5.00%, 12/1/2055, Call 12/1/2029	1,515,225
1,000,000	5.50%, 12/1/2056, Call 12/1/2035	1,067,725
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,961,417
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,891,344
700,000	5.00%, 01/1/2043, Call 01/1/2033	704,046
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,150,268
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	1,007,359
1,365,000	City of Chicago Waterworks Revenue, 5.00%, 11/1/2064, Call 11/1/2035	1,395,055
2,000,000	City of Joliet Waterworks & Sewerage Revenue, BAM, 5.25%, 01/1/2050, Call 01/1/2035	2,109,816
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	766,856

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Cook County Community College District No. 508, BAM
$1,250,000	5.00%, 12/1/2039, Call 12/1/2033	$1,349,934
200,000	5.50%, 12/1/2051, Call 12/1/2035	215,350
1,100,000	Cook County Township High School District No. 201 J Sterling Morton, AG, 5.00%, 06/1/2045, Call 06/1/2036	1,187,944
1,000,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2038, Call 11/15/2030	1,061,570
900,000	Grand Prairie Water Commission, BAM, 5.25%, 01/1/2050, Call 01/1/2035	955,300
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 08/6/2026	2,000,721
570,000	3.90%, 11/1/2036, Call 11/1/2027	578,001
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	700,685
425,000	5.00%, 08/1/2027	431,894
500,000	5.00%, 08/1/2028, Call 08/1/2027	507,794
670,000	5.00%, 03/1/2033, Call 03/1/2027	675,934
55,000	5.00%, 02/15/2034, Call 02/15/2027	55,780
260,000	5.00%, 02/15/2034, Call 02/15/2027	262,608
500,000	5.00%, 03/1/2034, Call 03/1/2027	504,225
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,367,888
225,000	5.00%, 02/15/2037, Call 08/15/2027	225,772
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,700,385
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	991,994
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	901,467
1,000,000	4.80%, 12/1/2043, Call 07/1/20331 2 3	1,036,639
845,000	4.80%, 12/1/2043, Call 07/1/20331 2 3	875,960
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,686,810
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,925,679
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,018,558
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,131,737
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	989,425
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,565,178
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,123,943
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 2 3	1,001,786
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 08/1/2026	3,064,518
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,068,391
375,000	5.00%, 01/1/2040, Call 08/6/2026	375,442
2,775,000	5.00%, 01/1/2040, Call 08/6/2026	2,778,271
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,928,247
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,579,976
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,031,137

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	$1,871,172
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,000,048
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	488,050
2,000,000	5.00%, 06/15/2050, Call 12/15/2029	2,018,833
720,000	5.50%, 06/15/2053, Call 08/6/2026	720,240
1,000,000	5.00%, 06/15/2053, Call 08/6/2026	1,000,023
530,000	5.00%, 06/15/2057, Call 12/15/2027	531,498
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,916,323
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,005,031
500,000	Sales Tax Securitization Corp., 4.00%, 01/1/2038, Call 01/1/2030	500,487
1,150,000	Sangamon County School District No. 186 Springfield, BAM, 5.00%, 02/1/2044, Call 02/1/2036	1,236,571
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	751,536
	Southwestern Illinois Development Authority, BAM
1,000,000	5.00%, 12/1/2032	1,108,993
1,000,000	5.50%, 04/1/2050, Call 04/1/2035	1,061,225
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,007,504
2,000,000	3.00%, 06/15/2033, Call 08/6/2026	1,907,749
660,000	5.00%, 03/1/2036, Call 03/1/2031	701,681
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,002,226
875,000	3.00%, 12/1/2041, Call 12/1/2031	726,853
500,000	5.00%, 03/1/2046, Call 03/1/2031	511,788
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 07/24/2026	2,001,501
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,512,158
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[3]	599,392
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 08/6/2026	1,500,185
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	469,479
250,000	0.00%, 01/1/2032	204,976

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$735,000	Will County Community Unit School District No. 201-U Crete-Monee, AG, 4.00%, 01/1/2036, Call 08/6/2026	$735,168
560,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 07/27/2026	560,052
		109,918,044
	INDIANA — 0.9%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	342,281
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,403,615
	Indiana Finance Authority
905,000	3.00%, 11/1/2030	889,852
910,000	3.00%, 11/1/2030	894,769
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,020,983
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,620,935
2,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/15/2039, Call 01/15/2035	2,220,622
1,150,000	IPS Multi-School Building Corp., ST AID INTERCEPT, 5.00%, 07/15/2045, Call 07/15/2035	1,223,538
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	424,675
		12,041,270
	IOWA — 0.4%
	Iowa Finance Authority
2,520,000	4.75%, 08/1/2042, Call 08/6/2026	2,520,861
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,131,974
1,200,000	Iowa Finance Authority, GNMA/FNMA/FHLMC, 2.67%, 07/1/2049, Call 07/6/2026[1]	1,200,000
4,190,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	632,000
		5,484,835
	KANSAS — 0.2%
1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	1,001,649
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	1,008,230
		2,009,879
	KENTUCKY — 1.3%
1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[2]	850,616
2,545,000	Kentucky Bond Development Corp., 5.50%, 10/31/2056, Call 10/31/2036	2,736,928
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	200,747

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,100,000	5.00%, 07/1/2040, Call 08/6/2026	$1,100,832
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	2,004,809
1,500,000	Kentucky Municipal Energy Agency, AG, 5.00%, 01/1/2055, Call 01/1/2035	1,551,090
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	766,908
1,000,000	Kentucky Public Energy Authority, 5.00%, 05/1/2036, Call 02/1/2036	1,054,533
1,000,000	Kentucky State Property & Building Commission, 5.00%, 09/1/2044, Call 09/1/2035	1,095,671
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,595,683
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,441,949
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,003,716
		16,403,482
	LOUISIANA — 1.8%
	City of New Orleans
1,210,000	5.25%, 12/1/2044, Call 12/1/2035	1,297,615
1,100,000	5.50%, 12/1/2045, Call 12/1/2035	1,195,576
1,000,000	5.50%, 12/1/2051, Call 12/1/2035	1,060,973
1,000,000	City of Shreveport Water & Sewer Revenue, AG, 5.00%, 12/1/2035	1,123,970
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,533,547
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,015,316
405,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	402,057
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,221,707
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,010,857
	Louisiana Public Facilities Authority
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,412,429
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,501,567
1,000,000	5.50%, 09/1/2054, Call 09/1/2034[2]	1,033,020
1,000,000	5.75%, 09/1/2064, Call 09/1/2034[2]	1,043,918
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[2]	2,463,626
500,000	Louisiana Public Facilities Authority, AG, 5.25%, 07/1/2050, Call 07/1/2035	528,922
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,039,743
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	516,698
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,501,482
1,270,000	New Orleans Aviation Board, AG-CR, 5.25%, 01/1/2044, Call 01/1/2034[2]	1,363,820
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,281,264
		23,548,107

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE — 0.4%
$1,325,000	City of Lewiston, 1.38%, 02/15/2033, Call 02/15/2028	$1,106,360
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,634,941
1,000,000	5.00%, 07/1/2041, Call 08/6/2026	977,392
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	509,134
500,000	4.00%, 07/1/2039, Call 07/1/2031	505,503
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	51,173
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/6/2026[2]	501,015
		5,285,518
	MARYLAND — 1.2%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,518,459
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,503,349
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,019,214
1,245,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,261,295
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 08/6/2026	1,601,166
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,010,210
	Maryland Health & Higher Educational Facilities Authority
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,072,809
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	916,522
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	914,001
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[2]	992,926
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[2]	1,005,125
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	949,200
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	983,693
		15,747,969
	MASSACHUSETTS — 1.0%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	476,574
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	522,698
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 07/27/2026	120,019
1,000,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,043,079
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 07/27/2026	1,000,365
500,000	5.50%, 10/1/2045, Call 10/1/2035	523,789
1,000,000	5.00%, 07/1/2047, Call 08/6/2026	1,002,532
1,500,000	5.00%, 12/1/2047, Call 06/1/2036	1,577,396

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$1,200,000	5.25%, 07/1/2048, Call 07/1/2033	$1,215,581
1,340,000	5.50%, 12/1/2051, Call 06/1/2036	1,457,777
1,000,000	Massachusetts Development Finance Agency, AG, 5.00%, 07/1/2050, Call 07/1/2035	1,054,646
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[2]	1,033,223
185,000	4.25%, 07/1/2046, Call 07/27/2026[2]	170,197
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 07/27/2026	992,811
415,000	Massachusetts Housing Finance Agency, FHA, 3.10%, 12/1/2044, Call 12/1/2028	355,256
420,000	Massachusetts Port Authority, 5.00%, 07/1/2051, Call 07/1/2031[2]	426,660
		12,972,603
	MICHIGAN — 1.6%
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035	1,000,000
730,000	Great Lakes Water Authority Water Supply System Revenue, 5.50%, 07/1/2050, Call 01/1/2035	794,391
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	422,129
	Michigan Finance Authority
120,000	5.00%, 06/1/2029, Call 08/6/2026	111,434
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,340,204
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,004,699
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,919,224
500,000	5.00%, 12/1/2046, Call 06/1/2027	503,805
950,000	4.00%, 12/1/2047, Call 12/1/2031	875,900
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,018,563
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	899,948
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	946,832
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	934,614
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,012,783
	Michigan State Housing Development Authority
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	1,055,109
375,000	4.70%, 12/1/2043, Call 06/1/2032	382,999
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,035,345
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	954,913
	Wayne County Airport Authority
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,533,008
1,000,000	5.00%, 12/1/2043, Call 12/1/2035	1,102,965
		20,848,865
	MINNESOTA — 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 08/6/2026	250,132

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
	City of Minneapolis
$70,000	5.00%, 12/1/2037, Call 12/1/2027[3]	$68,815
1,000,000	5.00%, 11/15/2049, Call 11/15/2028	1,001,040
	Duluth Economic Development Authority
3,500,000	5.25%, 02/15/2058, Call 02/15/2028	3,528,179
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	1,003,574
		5,851,740
	MISSISSIPPI — 0.1%
265,000	County of Warren, 4.00%, 09/1/2032	273,502
825,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 5.50%, 06/1/2050, Call 01/1/2034	882,446
		1,155,948
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	72,328
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	627,059
445,000	5.00%, 10/1/2047, Call 10/1/2027	420,943
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,026,308
350,000	4.00%, 11/15/2049, Call 11/15/2027	322,996
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,218,942
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,011,737
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,049,060
2,000,000	5.00%, 03/1/2054, Call 03/1/2029[2]	2,005,235
500,000	Missouri Development Finance Board, 6.50%, 06/15/2045, Call 12/15/2035[3]	518,929
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,287,883
		9,561,420
	MONTANA — 0.1%
	Montana Facility Finance Authority
500,000	5.25%, 06/1/2050, Call 12/1/2035	529,362
1,000,000	5.25%, 06/1/2053, Call 12/1/2035	1,050,045
200,000	6.13%, 11/15/2056, Call 11/15/2033	203,045
		1,782,452
	NEBRASKA — 0.2%
1,000,000	Central Plains Energy Project, 5.00%, 08/1/2055, Call 05/1/2031[1]	1,069,500

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA (Continued)
$900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$917,558
875,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	917,054
		2,904,112
	NEVADA — 0.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	242,404
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 07/27/2026	1,172,328
	County of Clark
500,000	2.10%, 06/1/2031	460,860
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,564,997
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,027,850
750,000	4.00%, 07/1/2049, Call 07/1/2028	686,739
1,300,000	Las Vegas Valley Water District, 4.00%, 06/1/2046, Call 12/1/2031	1,264,536
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 07/27/2026[3]	595,108
		7,014,822
	NEW HAMPSHIRE — 0.8%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,042,530
439,293	4.13%, 01/20/2034	446,815
650,000	6.89%, 04/1/2034, Call 01/1/2034[3]	688,349
500,000	0.00%, 12/15/2034, Call 12/15/2028[3]	291,535
988,289	4.08%, 01/20/2041[1]	973,155
1,823,409	4.25%, 07/20/2041	1,832,768
998,858	4.25%, 07/20/2041	980,523
500,000	0.00%, 12/15/2041, Call 12/15/2028	189,880
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,044,801
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	220,256
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	963,806
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,059,519
		9,733,937
	NEW JERSEY — 1.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	887,089
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	999,969
100,000	5.00%, 07/15/2032, Call 07/15/2027	101,089

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$500,000	5.00%, 07/1/2033, Call 07/1/2027	$506,859
280,000	6.00%, 10/1/2034, Call 08/6/2026[3]	280,298
880,000	5.00%, 06/15/2036, Call 12/15/2026	889,569
350,000	6.30%, 10/1/2049, Call 08/6/2026[3]	350,207
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 08/6/2026	1,176,921
750,000	4.25%, 07/1/2054, Call 07/1/2034	729,472
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	518,203
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	803,239
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	529,586
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,062,498
500,000	4.00%, 06/15/2042, Call 06/15/2032	493,324
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,073,199
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,321,177
1,060,000	5.00%, 06/15/2050, Call 12/15/2035	1,107,700
1,000,000	5.25%, 06/15/2050, Call 12/15/2035	1,065,902
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,860,793
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,017,032
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	375,179
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,659,782
		23,809,087
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 07/15/2026	701,065

	NEW YORK — 6.7%
500,000	Albany Capital Resource Corp., 5.25%, 05/1/2050, Call 05/1/2035	535,563
750,000	Build NYC Resource Corp., 5.00%, 06/1/2036, Call 06/1/2034[3]	781,892
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,632,121
750,000	County of Orange, 2.38%, 06/15/2029, Call 08/6/2026	728,889
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	991,795
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,001,259
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	801,009
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/2049, Call 05/15/2034	2,103,771
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,793,419
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,691,833

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 08/6/2026	$651,656
2,300,000	New York City Housing Development Corp., 2.55%, 11/1/2045, Call 02/1/2029	1,686,977
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	513,400
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,058,448
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,622,036
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,589,839
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	992,262
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	977,350
725,000	5.50%, 11/1/2045, Call 11/1/2032	794,459
585,000	5.25%, 05/1/2047, Call 11/1/2035	636,645
2,435,000	5.25%, 05/1/2048, Call 11/1/2035	2,634,963
305,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	312,785
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,151,527
2,000,000	5.38%, 11/15/2040, Call 07/27/2026[3]	2,001,616
730,000	3.00%, 02/15/2042, Call 02/15/2030	618,135
1,000,000	4.00%, 02/15/2043, Call 02/15/2030	976,186
3,000,000	5.00%, 11/15/2044, Call 07/27/2026[3]	3,002,977
1,500,000	7.25%, 11/15/2044, Call 07/27/2026[3]	1,502,646
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	764,627
615,000	New York Power Authority, 4.00%, 11/15/2049, Call 11/15/2034	585,438
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	865,000
20,000	4.00%, 07/1/2048, Call 07/1/2031	21,198
480,000	4.00%, 07/1/2048, Call 07/1/2031	433,330
1,120,000	5.25%, 07/1/2050, Call 07/1/2035	1,137,459
650,000	5.00%, 03/15/2051, Call 03/15/2035	680,656
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,592,821
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	914,724
240,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	243,848
2,000,000	New York State Urban Development Corp., 5.00%, 03/15/2063, Call 09/15/2033	2,065,186
	New York Transportation Development Corp.
1,000,000	5.00%, 12/1/2033, Call 12/1/2032[2]	1,080,025
500,000	5.50%, 06/30/2039, Call 06/30/2034[2]	548,166
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[2]	2,574,984
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[2]	2,418,893

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$3,855,000	5.00%, 07/1/2046, Call 08/6/2026[2]	$3,855,241
1,925,000	5.00%, 06/30/2049, Call 06/30/2031[2]	1,949,569
2,250,000	5.25%, 01/1/2050, Call 08/6/2026[2]	2,249,882
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[2]	1,572,936
1,000,000	5.50%, 06/30/2054, Call 06/30/2033[2]	1,022,619
2,780,000	6.00%, 06/30/2055, Call 06/30/2034[2]	2,975,947
1,000,000	5.38%, 06/30/2060, Call 06/30/2031[2]	1,006,088
	New York Transportation Development Corp., AG
1,475,000	6.00%, 06/30/2045, Call 06/30/2034[2]	1,652,247
1,000,000	5.13%, 06/30/2060, Call 06/30/2031[2]	1,010,972
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[2]	1,263,847
1,000,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[2]	1,060,085
1,000,000	Niagara Frontier Transportation Authority Airport System Revenues, 5.00%, 04/1/2037, Call 04/1/2029[2]	1,030,753
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 08/6/2026	235,103
500,000	5.00%, 07/1/2045, Call 08/6/2026	500,067
	Port Authority of New York & New Jersey
3,000,000	5.00%, 12/1/2048, Call 12/1/2033[2]	3,111,275
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[2]	1,356,396
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,088,218
1,000,000	5.00%, 11/15/2046, Call 11/15/2036	1,088,502
1,125,000	5.00%, 05/15/2047, Call 05/15/2032	1,181,121
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,072,937
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,041,535
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,043,479
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	937,710
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	268,103
		87,286,445
	NORTH CAROLINA — 0.6%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,086,277
750,000	Columbus County Industrial Facilities & Pollution Control Financing Authority, 4.20%, 05/1/2034	785,059
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[2]	1,042,585
	North Carolina Housing Finance Agency
695,000	3.85%, 07/1/2038, Call 07/1/2027	688,618

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA (Continued)
$205,000	4.00%, 07/1/2048, Call 07/1/2027	$205,728
1,000,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	991,659
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	644,167
1,000,000	North Carolina Turnpike Authority, AG, 5.00%, 01/1/2058, Call 01/1/2034	1,025,454
765,000	Town of Apex, 2.00%, 06/1/2033, Call 06/1/2030	695,234
		7,164,781
	NORTH DAKOTA — 0.3%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	973,372
300,000	City of Horace, BAM, 4.75%, 05/1/2052, Call 05/1/2035	301,018
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,734,472
	North Dakota Housing Finance Agency
585,000	3.30%, 01/1/2033, Call 01/1/2032	585,056
910,000	3.00%, 01/1/2052, Call 07/1/2030	899,688
		4,493,606
	OHIO — 1.6%
3,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	2,353,360
225,000	City of Akron, 5.00%, 12/1/2026	226,112
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	2,003,345
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	938,956
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	714,756
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[2]	547,710
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,172,008
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,018,402
1,500,000	5.00%, 09/15/2050, Call 03/15/2030	1,478,656
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,903,155
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 08/6/2026	499,999
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,366,894
500,000	Jonathan Alder Local School District, 5.00%, 12/1/2055, Call 12/1/2035	524,359
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20292 3	1,406,418
925,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	928,770
100,000	Port of Greater Cincinnati Development Authority, 6.25%, 03/1/2051, Call 03/1/2036[3]	105,034
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,046,336
		20,234,270

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA — 0.7%
$1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	$1,002,950
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,047,046
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,017,788
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,721,906
985,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,100,410
750,000	Oklahoma Municipal Power Authority, AG, 5.25%, 01/1/2051, Call 01/1/2036	811,721
1,000,000	Oklahoma Water Resources Board, 5.00%, 10/1/2046, Call 10/1/2032	1,065,506
750,000	Tulsa Municipal Airport Trust Trustees, 6.25%, 12/1/2035[2]	850,266
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	542,141
		9,159,734
	OREGON — 0.2%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	983,555
	Oregon State Facilities Authority
45,000	5.00%, 10/1/2046, Call 10/1/2026	45,238
720,000	5.00%, 10/1/2046, Call 10/1/2026	720,085
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	454,414
5,000	Tri-County Metropolitan Transportation District of Oregon, 3.00%, 09/1/2044, Call 09/1/2029	4,293
		2,207,585
	PENNSYLVANIA — 3.4%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[2]	1,587,393
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[2]	2,673,289
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	314,361
90,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/27/2026	88,486
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	262,448
200,000	5.25%, 05/1/2042, Call 05/1/2031[3]	208,156
1,000,000	Chester County Health and Education Facilities Authority, 5.00%, 10/1/2052, Call 10/1/2027	1,001,713
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[2]	985,893
1,000,000	City of Philadelphia Water & Wastewater Revenue, AG, 5.50%, 09/1/2053, Call 09/1/2033	1,075,710
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,884,880

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$3,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	$2,966,893
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,004,187
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	361,771
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	964,602
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 08/6/2026	265,131
1,000,000	Geisinger Authority, 4.00%, 04/1/2039, Call 04/1/2030	992,635
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	666,924
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20402 3 5	30
300,000	10.00%, 12/1/20403 5	30
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	953,333
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	923,029
1,250,000	5.75%, 06/30/2048, Call 12/31/2032[2]	1,321,491
1,000,000	5.45%, 03/1/2056, Call 12/1/20301 2 3	1,036,372
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	534,772
2,000,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[2]	2,115,843
430,000	Pennsylvania Higher Education Assistance Agency, 4.75%, 06/1/2046, Call 06/1/2034[2]	423,943
	Pennsylvania Higher Educational Facilities Authority
660,000	4.00%, 06/15/2035, Call 08/6/2026	659,983
1,000,000	5.50%, 11/1/2054, Call 11/1/2034	1,046,472
1,000,000	Pennsylvania Higher Educational Facilities Authority, AG, 5.00%, 11/1/2051, Call 11/1/2034	1,029,927
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,976,968
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,051,038
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,092,627
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,033,701
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	969,623
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,013,503
500,000	5.25%, 12/1/2052, Call 12/1/2032	526,409
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	841,481
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	821,752
500,000	5.50%, 07/1/2053, Call 07/1/2034	541,662
100,000	2.85%, 07/1/2054, Call 07/6/2026[1]	100,000
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,117,186

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$500,000	Philadelphia Housing Authority, 5.00%, 03/1/2045, Call 03/1/2035	$525,001
500,000	Pittsburgh Water & Sewer Authority, 5.00%, 09/1/2056, Call 09/1/2036	523,725
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	1,003,264
5,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	5,019
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 08/6/2026	881,270
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	276,644
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 07/27/2026	1,002,674
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 07/27/2026	500,129
		44,153,373
	PUERTO RICO — 0.8%
	Commonwealth of Puerto Rico
61,305	5.63%, 07/1/2027	62,461
1,060,310	5.63%, 07/1/2029	1,122,658
1,558,579	5.75%, 07/1/2031	1,701,657
55,548	4.00%, 07/1/2033, Call 07/1/2031	56,307
71,485	0.00%, 07/1/2033, Call 07/1/2031	52,455
49,930	4.00%, 07/1/2035, Call 07/1/2031	50,407
42,853	4.00%, 07/1/2037, Call 07/1/2031	43,034
213,963	0.00%, 11/1/2043[1]	154,053
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 08/6/2026[5]	1,532,500
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
750,000	4.33%, 07/1/2040, Call 07/1/2028	750,359
1,000,000	4.75%, 07/1/2053, Call 07/1/2028	989,497
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,300,410
		10,815,798
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 08/6/2026	1,536,571
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	532,375
		2,068,946
	SOUTH CAROLINA — 1.2%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 08/6/2026	2,001,644
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	536,754
	South Carolina Jobs-Economic Development Authority
250,000	5.50%, 11/15/2044, Call 11/15/2034	261,302
250,000	5.13%, 04/1/2046, Call 04/1/2033	259,558

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$2,000,000	5.25%, 11/1/2054, Call 11/1/2034	$2,106,660
1,000,000	5.38%, 04/1/2056, Call 04/1/2033	1,034,666
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,043,221
	South Carolina Public Service Authority
1,000,000	5.00%, 12/1/2043, Call 12/1/2034	1,087,600
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,627,666
730,000	5.00%, 12/1/2055, Call 07/27/2026	730,012
1,015,000	5.25%, 12/1/2055, Call 08/6/2026	1,015,095
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,027,253
		15,731,431
	SOUTH DAKOTA — 0.1%
690,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 08/6/2026	691,182

	TENNESSEE — 0.9%
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,033,064
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,053,479
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[2]	1,101,343
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[2]	1,041,656
1,230,000	5.25%, 07/1/2051, Call 01/1/2036[2]	1,289,917
1,000,000	Shelby County Health Educational & Housing Facilities Board, 5.00%, 09/1/2044, Call 09/1/2036	1,074,351
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,519,187
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,066,159
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,003,086
1,500,000	5.00%, 12/1/2035, Call 09/1/2035	1,587,465
		11,769,707
	TEXAS — 8.2%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	81,343
1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	1,053,749
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	320,809
155,000	Canyon Falls Municipal Utility District No. 1, 2.75%, 02/15/2038, Call 02/15/2027	123,223
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,054,424

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,000,000	5.00%, 01/1/2043, Call 01/1/2028	$2,035,406
2,310,000	Central Texas Turnpike System, 5.00%, 08/15/2038, Call 08/15/2034	2,546,704
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	1,044,501
	City of Austin Airport System Revenue
875,000	5.00%, 11/15/2031[2]	954,621
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,005,492
500,000	5.00%, 11/15/2044, Call 11/15/2035[2]	534,862
2,000,000	5.25%, 11/15/2051, Call 11/15/2035[2]	2,090,066
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	519,895
1,670,000	City of Bryan, 2.50%, 08/15/2043, Call 02/15/2029	1,280,355
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,404,553
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	244,975
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,004,276
	City of Houston Airport System Revenue
500,000	5.25%, 07/15/2031[2]	531,151
555,000	5.25%, 07/15/2034, Call 07/15/2033[2]	593,874
500,000	5.50%, 07/15/2036, Call 07/15/2034[2]	542,974
1,000,000	5.50%, 07/15/2038, Call 07/15/2034[2]	1,073,785
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[2]	1,418,658
1,750,000	5.50%, 07/1/2050, Call 07/1/2035[2]	1,879,349
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[2]	1,111,148
2,835,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.50%, 09/1/2058, Call 09/1/2036	3,049,361
1,500,000	City of Houston Hotel Occupancy Tax & Special Revenue, AG, 5.50%, 09/1/2058, Call 09/1/2036	1,626,125
605,000	City of Missouri City, 2.13%, 06/15/2040, Call 06/15/2029	449,806
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	927,056
	City of San Antonio Electric & Gas Systems Revenue
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,066,767
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,066,767
1,000,000	5.25%, 02/1/2054, Call 02/1/2035	1,058,538
500,000	2.90%, 02/1/2055[1]	496,952
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[3]	965,646
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 08/6/2026	92,769
1,500,000	4.60%, 12/1/2049, Call 08/6/2026	1,405,826
250,000	Clifton Higher Education Finance Corp., PSF, 5.25%, 02/15/2045, Call 02/15/2034	268,465

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$925,000	Corsicana Independent School District, PSF, 5.00%, 02/15/2043, Call 02/15/2036	$1,023,548
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,039,931
1,000,000	Denton Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2033	1,051,081
1,000,000	Fort Bend County Municipal Utility District No. 118, BAM, 3.25%, 09/1/2033, Call 08/6/2026	986,013
355,000	Fort Bend County Municipal Utility District No. 161, AG, 3.50%, 09/1/2034, Call 08/6/2026	351,627
700,000	Fort Bend County Municipal Utility District No. 57, AG, 2.00%, 04/1/2038, Call 08/6/2026	565,617
1,000,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,013,783
1,000,000	Fort Worth Independent School District, PSF, 2.50%, 02/15/2037, Call 02/15/2029	881,968
500,000	FW Chaparral PFC, 4.00%, 10/1/2035, Call 10/1/2032	495,879
1,000,000	FW Skyline Public Facility Corp., 4.25%, 04/1/2039, Call 04/1/2036	1,001,603
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,030,906
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 07/1/2036, Call 07/1/2035	1,140,541
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,022,475
1,000,000	5.00%, 05/15/2050, Call 05/15/2030[1]	1,084,147
750,000	Harris County Flood Control District, 4.00%, 09/15/2043, Call 09/15/2033	750,283
750,000	Harris County Hospital District, 5.00%, 02/15/2042, Call 02/15/2036	827,837
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,134,699
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	997,707
1,105,000	Lazy Nine Municipal Utility District No. 1B, AG, 3.13%, 03/1/2036, Call 08/6/2026	1,039,315
840,000	Lower Colorado River Authority, 5.00%, 05/15/2050, Call 05/15/2034	871,455
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 07/27/20262 3	500,801
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	1,000,932
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 08/6/2026[5]	2,440,979
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	378,762
1,500,000	5.00%, 04/1/2046, Call 07/27/2026	1,500,118
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,201,957
450,000	North Harris County Regional Water Authority, 3.00%, 12/15/2036, Call 12/15/2026	405,674
	North Texas Tollway Authority
250,000	4.13%, 01/1/2039, Call 01/1/2032	254,029

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,085,000	5.00%, 01/1/2039, Call 01/1/2035	$1,211,461
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	962,371
2,000,000	Northwest Independent School District, PSF, 4.00%, 02/15/2043, Call 02/15/2028	1,979,207
1,000,000	Permanent University Fund - Texas A&M University System, 5.00%, 07/1/2044, Call 07/1/2036	1,105,192
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20322 3	244,623
1,000,000	5.13%, 01/1/2044, Call 01/1/20322 3	984,033
1,000,000	4.00%, 01/1/2050, Call 08/6/20262 3	789,939
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,033,811
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 08/6/2026[5]	700,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	297,073
2,500,000	San Angelo Independent School District, PSF, 5.00%, 02/15/2045, Call 02/15/2035	2,690,013
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/6/2026	1,365,481
1,000,000	San Antonio Water System, 5.00%, 05/15/2043, Call 05/15/2028	1,024,792
1,000,000	Tarrant County College District, 2.00%, 08/15/2036, Call 08/15/2030	841,131
	Tarrant County Cultural Education Facilities Finance Corp.
500,000	2.85%, 10/1/2041, Call 07/6/2026[1]	500,000
1,000,000	5.00%, 11/15/2051, Call 11/15/2032	1,032,142
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 08/6/2026	1,509,345
1,000,000	Texas Department of Housing & Community Affairs, GNMA, 5.13%, 07/1/2055, Call 07/1/2033	1,029,724
300,000	Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, 12/15/2026	304,402
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 04/1/2036, Call 01/1/2036	2,117,288
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	498,633
3,000,000	5.00%, 06/30/2058, Call 06/30/2029[2]	2,964,612
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,047,244
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	585,460
1,000,000	Texas Transportation Commission State Highway 249 System, 5.00%, 08/1/2057, Call 02/1/2029	1,003,682
2,110,000	Texas Transportation Finance Corp., 5.25%, 10/1/2050, Call 10/1/2035	2,273,227
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,507,530
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,034,449
1,000,000	4.00%, 10/15/2043, Call 10/15/2028	984,612

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$175,000	Town of Westlake, 6.13%, 09/1/2035, Call 08/6/2026	$175,059
515,000	Travis County Municipal Utility District No. 19, AG, 4.13%, 09/1/2049, Call 09/1/2035	480,738
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	990,058
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,201,140
350,000	Williamson County Municipal Utility District No. 10, BAM, 3.25%, 08/1/2031, Call 08/6/2026	346,277
		106,732,687
	UTAH — 0.8%
1,000,000	Black Desert Public Infrastructure District, 4.00%, 03/1/2051, Call 09/1/2026[3]	844,271
1,125,000	City of Salt Lake City Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2033[2]	1,173,974
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 08/6/2026	1,423,149
2,000,000	Downtown Revitalization Public Infrastructure District, AG, 5.50%, 06/1/2050, Call 06/1/2035	2,185,681
1,000,000	High Star Ranch Infrastructure Financing District, 6.25%, 12/1/2055, Call 03/1/2031[3]	1,022,593
1,000,000	Intermountain Power Agency, 5.25%, 07/1/2045, Call 07/1/2032	1,071,898
500,000	Resort Core Public Infrastructure District No. 1, 5.63%, 03/1/2051, Call 06/1/2031	508,370
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[2]	1,012,902
	Utah Charter School Finance Authority
400,000	4.50%, 07/15/2027[3]	399,911
500,000	5.38%, 06/15/2048, Call 06/15/2027[3]	461,286
		10,104,035
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,040,399

	VIRGINIA — 1.0%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	443,300
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/27/2026	1,000,091
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,049,861
1,000,000	Louisa Industrial Development Authority, 3.13%, 11/1/2035[1]	998,481
1,000,000	Lynchburg Economic Development Authority, 5.50%, 01/1/2051, Call 01/1/2036	1,079,278
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,115,189
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	446,405
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[2]	493,320

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,500,000	5.00%, 12/31/2047, Call 12/31/2032[2]	$1,528,201
1,000,000	7.00%, 12/1/2049, Call 06/1/2036	1,013,600
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	1,750,371
1,500,000	5.00%, 12/31/2056, Call 06/30/2027[2]	1,498,847
		12,416,944
	WASHINGTON — 2.3%
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,370,473
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	265,287
	Port of Seattle
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[2]	1,629,937
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[2]	1,535,126
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[2]	2,569,976
330,000	5.00%, 06/1/2048, Call 06/1/2034[2]	341,286
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[2]	1,049,208
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,775,271
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,552,031
1,000,000	5.00%, 06/1/2050, Call 06/1/2035	1,061,821
140,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/22/2026	140,930
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	1,004,680
1,000,000	University of Washington, 3.13%, 07/1/2042, Call 07/27/2026	860,376
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	509,681
1,150,000	5.00%, 10/1/2035	1,292,765
500,000	5.00%, 08/1/2038, Call 08/1/2029	518,268
1,000,000	5.00%, 10/1/2041, Call 08/6/2026	1,000,530
1,000,000	5.50%, 09/1/2055, Call 09/1/2035	1,064,060
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	1,023,599
1,000,000	5.00%, 07/1/2048, Call 07/1/2028	1,002,869
3,000,000	5.00%, 07/1/2058, Call 07/1/2028	3,004,805
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,073,793
	Washington State Housing Finance Commission
739,497	4.08%, 03/20/2040[1]	728,027
500,000	5.00%, 07/1/2041, Call 08/6/2026[3]	500,011
2,000,000	Washington State Housing Finance Commission, BAM, 5.25%, 07/1/2064, Call 07/1/2035[3]	2,045,350

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Yakima County School District No. 208 West Valley, School Bond Gty
$150,000	4.00%, 12/1/2034, Call 12/1/2028	$155,034
400,000	4.00%, 12/1/2034, Call 12/1/2028	407,116
		29,482,310
	WEST VIRGINIA — 0.3%
1,000,000	County of Ohio Special District Excise Tax Revenue, AG, 5.25%, 06/1/2045, Call 06/1/2035	1,082,464
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	1,010,235
150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 2 3	163,735
1,000,000	West Virginia Hospital Finance Authority, AG, 5.38%, 09/1/2053, Call 09/1/2033	1,043,077
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,034,387
		4,333,898
	WISCONSIN — 2.2%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	1,003,458
	Public Finance Authority
285,000	4.00%, 07/1/2027, Call 08/6/2026	285,008
2,000,000	4.30%, 11/1/2030, Call 08/6/2026[2]	2,000,026
500,000	5.00%, 12/1/2031	531,975
535,000	5.00%, 07/1/2037, Call 08/6/2026	535,151
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	780,000
500,000	5.00%, 06/15/2039, Call 08/6/2026[3]	468,524
500,000	5.00%, 06/1/2041, Call 06/1/2029[3]	513,155
500,000	5.00%, 02/1/2042, Call 02/1/2032	516,851
1,000,000	5.00%, 07/1/2042, Call 08/6/2026[2]	1,000,346
165,000	6.00%, 07/15/2042, Call 07/27/2026	165,118
1,000,000	5.40%, 06/20/2044	1,073,762
1,000,000	5.63%, 07/1/2045, Call 07/22/2026[3]	1,000,106
345,000	6.38%, 01/1/2048, Call 01/1/20281 3 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[3]	500,130
250,000	5.25%, 12/1/2048, Call 06/1/2036	253,160
186,667	4.00%, 07/1/2051[5]	127,384
500,000	6.15%, 01/1/2055, Call 01/1/2035[3]	496,827
2,000,000	5.75%, 06/30/2060, Call 06/30/2035[2]	2,096,556
1,000,000	5.00%, 02/1/2062, Call 02/1/2032	994,202
1,000,000	5.00%, 06/15/2064, Call 06/15/2032	947,255
3,485,000	5.75%, 12/31/2065, Call 06/30/2035[2]	3,653,248

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
	Public Finance Authority, ACA
$7,186	0.00%, 01/1/20463 5	$49
7,085	0.00%, 01/1/20473 5	48
7,034	0.00%, 01/1/20483 5	47
6,984	0.00%, 01/1/20493 5	47
6,882	0.00%, 01/1/20503 5	46
7,540	0.00%, 01/1/20513 5	50
7,490	0.00%, 01/1/20523 5	49
7,388	0.00%, 01/1/20533 5	48
7,338	0.00%, 01/1/20543 5	48
7,237	0.00%, 01/1/20553 5	47
7,135	0.00%, 01/1/20563 5	46
7,085	0.00%, 01/1/20573 5	46
6,984	0.00%, 01/1/20583 5	45
6,933	0.00%, 01/1/20593 5	44
6,882	0.00%, 01/1/20603 5	44
6,781	0.00%, 01/1/20613 5	43
6,730	0.00%, 01/1/20623 5	43
6,629	0.00%, 01/1/20633 5	42
6,579	0.00%, 01/1/20643 5	42
6,528	0.00%, 01/1/20653 5	41
6,427	0.00%, 01/1/20663 5	40
83,706	0.00%, 01/1/20673 5	526
1,000,000	Public Finance Authority, AG, 5.00%, 07/1/2058, Call 07/1/2028	1,005,570
	Public Finance Authority, BAM
500,000	5.38%, 07/1/2047, Call 07/1/2032	527,316
1,000,000	5.25%, 07/1/2055, Call 07/1/2034	1,030,067
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,026,507
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,051,115
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	208,592
	Wisconsin Health & Educational Facilities Authority
1,000,000	4.00%, 12/1/2046, Call 12/1/2031	939,075
350,000	5.00%, 08/15/2054, Call 05/3/2034[1]	390,688
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	1,011,521
		28,289,424

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WYOMING — 0.0%[6]
$540,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	$537,622
	TOTAL MUNICIPAL BONDS
	(Cost $1,047,967,817)	1,045,432,795

Number of Shares
	EXCHANGE-TRADED FUNDS — 2.7%
323,244	iShares National Muni Bond ETF	$34,787,519
15,917	VanEck CEF Muni Income ETF	355,586
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $34,087,060)	35,143,105
	CLOSED-END MUTUAL FUNDS — 0.5%
18,450	BlackRock MuniAssets Fund, Inc.	203,135
53,234	BlackRock MuniHoldings Fund, Inc.	633,485
39,570	BlackRock MuniYield Quality Fund III, Inc.	439,623
64,087	BlackRock MuniYield Quality Fund, Inc.	743,409
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	783,701
34,014	BNY Mellon Strategic Municipals, Inc.	219,730
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	132,178
66,923	DWS Municipal Income Trust	615,692
288	Eaton Vance Municipal Bond Fund	2,868
19,638	Invesco Advantage Municipal Income Trust II	186,168
14,818	Invesco Municipal Income Opportunities Trust	92,020
24,977	Invesco Municipal Opportunity Trust	246,523
25,257	Invesco Municipal Trust	253,580
8,886	Invesco Quality Municipal Income Trust	89,926
17,194	Invesco Trust for Investment Grade Municipals	182,256
12,605	Invesco Value Municipal Income Trust	160,462
29,711	Neuberger Municipal Fund, Inc.	313,451
48,321	PIMCO Municipal Income Fund II	367,723
86,507	Western Asset Managed Municipals Fund, Inc.	901,403
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,509,100)	6,567,333
	PRIVATE FUNDS[7] — 10.4%
	MacKay Municipal Credit Opportunities Fund, LP - Class A* 8	26,534,382

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	MacKay Municipal Opportunities Fund, LP - Class A* 9	$107,169,708
	TOTAL PRIVATE FUNDS
	(Cost $97,715,054)	133,704,090
	WARRANT — 0.0%[6]
1,650	BL Train Holdings West LLC, Exercise Price $5.00, Expiration Date 12/1/2035*	3,300
	TOTAL WARRANT
	(Cost $0)	3,300
	SHORT-TERM INVESTMENTS — 4.5%
22,405,446	BlackRock Liquidity Funds MuniCash - Institutional Shares, 2.55%[10]	22,407,686
35,969,830	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[10]	35,973,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,380,934)	58,381,113
	TOTAL INVESTMENTS — 98.9%
	(Cost $1,245,659,965)	1,279,231,736
	Other assets less liabilities — 1.1%	14,389,429
	TOTAL NET ASSETS — 100.0%	$1,293,621,165

*	Non-income producing security.

[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Security may be exempt from Alternative Minimum Tax.
[3]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of June 30, 2026, the aggregate fair value of these investments is $64,938,623 or 5.0% of the Fund's net assets.
[4]	Floating rate security.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2026, the aggregate fair value of these investments is $133,704,090 or 10.4% of the Fund's net assets.
[8]	The investment was acquired on 3/1/2016. The cost is $16,811,394.
[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

Schedule of Open Futures Contracts

At June 30, 2026, the Aspiriant Risk-Managed Municipal Bond Fund had interest rate futures contracts as set forth below:

					Value and
			Notional Value		Unrealized
	Number of		at Time of	Notional Value	Appreciation
Expiration Date	Contracts	Description	Purchase	as of June 30, 2026	(Depreciation)
Short Futures Contracts:
September 2026	35	Ultra 10-Year U.S. Treasury Note Futures	$(3,947,869)	$(3,936,406)	$11,463
			$(3,947,869)	$(3,936,406)	$11,463

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 83.2%
	CORE — 77.0%
6,844,133	DoubleLine Total Return Bond Fund - I Class	$59,817,722
6,011,787	PIMCO Income Fund - Institutional Class	65,288,010
3,498,944	River Canyon Total Return Bond Fund - Institutional Class	34,254,665
4,647,698	TCW MetWest Total Return Bond Fund - Plan Class	39,551,908
11,138,801	Vanguard Total Bond Market Index Fund - Institutional Class [1]	107,489,427
		306,401,732
	OPPORTUNISTIC — 6.2%
891,218	GMO Emerging Country Debt Fund - Class VI	21,923,957
459,129	Vanguard High-Yield Corporate Fund - Admiral Shares	2,516,028
		24,439,985
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $340,442,862)	330,841,717
	EXCHANGE-TRADED FUND — 7.7%
	CORE — 7.7%
556,743	Vanguard Long-Term Treasury ETF	30,721,078
	TOTAL EXCHANGE-TRADED FUND
	(Cost $32,095,461)	30,721,078
	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.2%
	OPPORTUNISTIC — 3.2%
503,826	TPG Twin Brook Capital Income Fund - I Class	12,701,872
	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $12,776,566)	12,701,872
	PRIVATE FUND[2] — 1.6%
	OPPORTUNISTIC — 1.6%
	AG Direct Lending Fund IV Annex, LP* [3]	6,364,734
	TOTAL PRIVATE FUND
	(Cost $3,081,168)	6,364,734
	SHORT-TERM INVESTMENT — 3.5%
13,839,842	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[4]	13,841,226
	TOTAL SHORT-TERM INVESTMENT
	(Cost $13,841,003)	13,841,226
	TOTAL INVESTMENTS — 99.2%
	(Cost $402,237,060)	394,470,627
	Other assets less liabilities — 0.8%	3,225,806
	TOTAL NET ASSETS — 100.0%	$397,696,433

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

*	Non-income producing security.

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2026, the aggregate fair value of these investments is $6,364,734 or 1.6% of the Fund's net assets.
[3]	The investment was acquired on 4/8/2022. The cost is $3,081,168.
[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership